Business Segment and Geographical Information - Schedule of Distribution of Long-Lived Assets, Net by Geographic Area (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Long-lived assets	$ 524,672	$ 530,481	$ 501,517
Ireland
Segment Reporting Information [Line Items]
Long-lived assets	250,566	234,175	199,051
Rest of Europe
Segment Reporting Information [Line Items]
Long-lived assets	94,920	88,556	94,046
U.S.
Segment Reporting Information [Line Items]
Long-lived assets	122,896	145,391	159,245
Rest of World
Segment Reporting Information [Line Items]
Long-lived assets	$ 56,290	$ 62,359	$ 49,175